NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - XJ Harbour Set-off agreement (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€) $ / shares	Dec. 31, 2023	Dec. 31, 2025 $ / shares
FINANCIAL LIABILITIES AND WARRANTS
Fair value of financial liability recognized for shares delivered	€ 54,846,000	€ 54,846,000
Price per share | $ / shares		€ 2.15
Carrying amount of the financial liability extinguished	34,337,000
XJ Harbour HK Limited | STG
FINANCIAL LIABILITIES AND WARRANTS
Percent of ownership interest in equity method investees			24.10%
XJ Harbour Set-off agreement
FINANCIAL LIABILITIES AND WARRANTS
Conversion share price | $ / shares				$ 2.15
Fair value, financial liabilities	64,267,000	€ 64,267,000
Fair value of embedded derivative liability	9,459,000	9,459,000
Fair value of derivative financial asset arising from contractual limitations	7,713,000	7,713,000
Cash consideration	€ 22,666	€ 22,666